Summary of Significant Accounting Policies - Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years